Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) unit_ExchangeRate	Dec. 31, 2023 USD ($) unit_ExchangeRate	Dec. 31, 2022 USD ($) unit_ExchangeRate
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 545.6	$ 532.4
Environmental rehabilitation costs	641.4	598.1
Lease liabilities	560.9	549.0
South Deep dividend	2.5	3.2
Total	4,711.6	3,145.4
Environmental trust funds	$ 125.2	$ 109.6	$ 98.8
Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | unit_ExchangeRate	18.84	18.30	17.02
Canadian Dollar
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | unit_ExchangeRate	0.70	0.75
South Africa and Ghana
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Environmental trust funds	$ 125.2	$ 109.6
Closing foreign exchange rate | Rand
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | unit_ExchangeRate	18.84	18.30
Closing foreign exchange rate | Canadian Dollar
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | unit_ExchangeRate	0.70	0.75
Closing foreign exchange rate | Australian Dollar
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Closing exchange rate | unit_ExchangeRate	0.62
US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	$ 1,282.5	$ 1,215.5
– Interest	$ 327.8	$ 215.9
US dollar borrowings | Liquidity Risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate	4.332%	5.33%
Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	$ 1,004.6	$ 23.9
– Interest	$ 88.1	$ 7.4
Canada dollar borrowings | Credit risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate	3.279%	5.455%
Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	$ 210.6
– Interest	$ 47.6
Australia dollar borrowings | Credit risk
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Borrowings adjustment to interest rate	4.273%
US$500 million 5-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	5 years	5 years
US$500 million 10-year notes issue
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Face amount of borrowings	$ 500.0	$ 500.0
Borrowings maturity, term	10 years	10 years
Within one year
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	$ 545.6	$ 532.4
Environmental rehabilitation costs	80.7	47.5
Lease liabilities	111.3	100.7
South Deep dividend	0.7	0.7
Total	1,589.1	1,317.5
Within one year | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0	583.5
– Interest	76.9	51.0
Within one year | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	719.1	0.0
– Interest	42.1	1.7
Within one year | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0
– Interest	12.7
Between one and five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Environmental rehabilitation costs	179.6	187.4
Lease liabilities	271.2	245.3
South Deep dividend	1.4	1.8
Total	2,562.6	749.5
Between one and five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	1,282.5	132.0
– Interest	250.9	153.4
Between one and five years | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	285.5	23.9
– Interest	46.0	5.7
Between one and five years | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	210.6
– Interest	34.9
After five years
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Environmental rehabilitation costs	381.1	363.2
Lease liabilities	178.4	203.0
South Deep dividend	0.4	0.7
Total	559.9	1,078.4
After five years | US dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0	500.0
– Interest	0.0	11.5
After five years | Canada dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0	0.0
– Interest	0.0	$ 0.0
After five years | Australia dollar borrowings
Disclosure of maturity analysis for derivative non-derivative financial liabilities [line items]
Capital	0.0
– Interest	$ 0.0